Note 8 - Share Capital and Share-based Payments - Restatement of Previously Issued Financial Statements (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Share-based compensation expense	$ 5,850,615	$ 4,132,017
Operating expenses	66,304,531	52,981,937
Income from operations	(5,516,769)	10,583,032
Net income before income taxes	208,730	12,903,848
Net income for the year	$ (753,437)	$ 11,752,931
Basic and diluted net income per share (in CAD per share)	$ (0.01)	$ 0.20
Comprehensive income for the year	$ (1,654,336)	$ 11,784,100
Previously stated [member]
Statement Line Items [Line Items]
Share-based compensation expense		5,329,438
Operating expenses		54,179,358
Income from operations		9,385,611
Net income before income taxes		11,706,427
Net income for the year		$ 10,555,510
Basic and diluted net income per share (in CAD per share)		$ 0.18
Comprehensive income for the year		$ 10,586,679
As revised [member]
Statement Line Items [Line Items]
Share-based compensation expense		4,132,017
Operating expenses		52,981,937
Income from operations		10,583,032
Net income before income taxes		12,903,848
Net income for the year		$ 11,752,931
Basic and diluted net income per share (in CAD per share)		$ 0.20
Comprehensive income for the year		$ 11,784,100